Leases (Details 2)	Sep. 30, 2025 USD ($)
Leases [Abstract]
2026	$ 202,830
2027	116,116
2028	58,058
2029
Thereafter
Total lease payments	377,004
Less: discount	33,092
Present value of lease liabilities	$ 343,912